Significant Accounting Policies - Accounts Receivable and Concentration of Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2017
Accounts receivable
Gross Receivable				$ 1,030,965	$ 759,512
Allowance for Doubtful Accounts	$ (3,954)	$ (5,963)	$ (2,748)	(4,201)	(3,954)
Accounts receivable - trade, net of allowance for doubtful accounts				1,026,764	755,558
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	(3,954)	(5,963)	(2,748)
Provision for doubtful accounts	(590)	1,000	(4,781)
Write off of uncollectible accounts	343	1,009	1,566
Allowance for doubtful accounts, end of period	(4,201)	(3,954)	$ (5,963)
Crude oil logistics
Accounts receivable
Gross Receivable				404,865	345,049
Allowance for Doubtful Accounts	(3)	(3)		0	(3)
Accounts receivable - trade, net of allowance for doubtful accounts				404,865	345,046
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	(3)
Allowance for doubtful accounts, end of period	0	(3)
Water solutions
Accounts receivable
Gross Receivable				59,958	34,335
Allowance for Doubtful Accounts	(2,789)	(2,789)		(2,952)	(2,789)
Accounts receivable - trade, net of allowance for doubtful accounts				57,006	31,546
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	(2,789)
Allowance for doubtful accounts, end of period	(2,952)	(2,789)
Liquids
Accounts receivable
Gross Receivable				131,006	94,390
Allowance for Doubtful Accounts	(293)	(293)		(20)	(293)
Accounts receivable - trade, net of allowance for doubtful accounts				130,986	94,097
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	(293)
Allowance for doubtful accounts, end of period	(20)	(293)
Refined products and renewables
Accounts receivable
Gross Receivable				435,136	285,664
Allowance for Doubtful Accounts	(869)	(869)		(1,229)	(869)
Accounts receivable - trade, net of allowance for doubtful accounts				433,907	284,795
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	(869)
Allowance for doubtful accounts, end of period	(1,229)	(869)
Corporate and Other
Accounts receivable
Gross Receivable				0	74
Allowance for Doubtful Accounts	0	0		0	0
Accounts receivable - trade, net of allowance for doubtful accounts				$ 0	$ 74
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	0
Allowance for doubtful accounts, end of period	$ 0	$ 0